Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 2,644	$ 2,611
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	10,747	9,429
Less accumulated depreciation and amortization	(8,103)	(6,818)
Total property and equipment, net	2,644	2,611
Property, Plant and Equipment [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,791	2,968
Property, Plant and Equipment [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,485	1,122
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,699	1,570
Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,772	$ 3,769